Income Taxes (Income Tax Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Total deferred tax assets	$ 1,122		$ 710
Effective tax rate at federal statutory rate			35.00%
Tax effects of the components included in accumulated other comprehensive loss, deferred tax assets,			$ (6)
Tax effects of the components included in accumulated other comprehensive income, deferred tax liabilities	3
Subsequent Event [Member]
Effective tax rate at federal statutory rate		21.00%
Successor
Impacts of tax reform legislation on deferred taxes	$ 0		$ 451